ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

3. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES:

	October 31, 2014 $	April 30, 2014 $

Trade payables	382,036	272,436
Amounts due to related parties (Note 7)	183,100	177,611
Interest payable on promissory notes	257,344	157,179

Total accounts payable and accrued liabilities	822,480	607,226

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES:

	April 30, 2014 $	April 30, 2013 $

Trade payables	272,436	211,996
Amounts due to related parties (Note 10)	177,611	205,200
Interest payable on demand loans	-	3,000
Interest payable on loans	-	6,330
Interest payable on promissory notes	157,179	78,808

Total accounts payable and accrued liabilities	607,226	505,334